Land Use Rights, Net	6 Months Ended
Mar. 31, 2026
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

NOTE 7 – LAND USE RIGHTS, NET

Land use rights as of March 31, 2026 and September 30, 2025 consisted of the following:

	March 31, 2026	September 30, 2025
Land use rights, cost	$5,102,714	$4,944,307
Less: accumulated amortization	(804,409)	(730,771)
Land use rights, net	$4,298,305	$4,213,536

Amortization expense was $14,814 and $47,914 for the six months ended March 31, 2026 and 2025, respectively.